Property and Equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note 6 - Property and Equipment, net

Property and equipment consist of the following:

	December 31	December 31
	2022	2021
	USD thousands	USD thousands
Computer and software	839	498
Office furniture and equipment	513	376
Leasehold improvements	426	359
	1,778	1,233
Less - accumulated depreciation	(735)	(508)

Property and equipment, net	1,043	725

Depreciation expenses were $259 thousand, $132 thousand and $147 thousand for the years ended December 31, 2022, 2021, and 2020 respectively.